UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-CSR CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04612

Name of Fund: BlackRock EuroFund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
EuroFund, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box
9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2008

Date of reporting period: 07/01/2007 – 06/30/2008

Item 1 – Report to Stockholders

EQUITIES FIXED INCOME REAL ESTATE LIQUIDITY ALTERNATIVES BLACKROCK SOLUTIONS BlackRock EuroFund ANNUAL REPORT | JUNE 30, 2008

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

2 BLACKROCK EUROFUND

JUNE 30, 2008

A Letter to Shareholders

Dear Shareholder

Throughout the past year, investors were overwhelmed by lingering credit and financial market troubles, surging oil prices and more recently, renewed inflation concerns. Healthy nonfinancial corporate profits and robust exporting activity remained among the few bright spots, helping the economy to grow at a modest, but still positive, pace.

The Federal Reserve Board (the “Fed”) has been aggressive in its attempts to stoke economic growth and ease financial market instability. In addition to slashing the target federal funds rate 325 basis points (3.25%) between

September 2007 and April 2008, the central bank introduced the new Term Securities Lending Facility, granted broker-

dealers access to the discount window and used its own balance sheet to help negotiate the sale of Bear Stearns.

As widely anticipated, the end of the period saw a pause in Fed action, as the central bank held the target rate steady at

2.0% amid rising inflationary pressures.

As the Fed’s bold response to the financial crisis helped ease credit turmoil and investor anxiety, U.S. equity markets sank sharply over the last six months, notwithstanding a brief rally in the spring. International markets were not immune to the tumult, with most regions also registering declines.

Treasury securities also traded in a volatile fashion, but generally rallied (yields fell as prices correspondingly rose), with investors continuing to seek safety as part of a broader flight to quality. The yield on 10-year Treasury issues, which fell to

3.34% in March 2008, climbed up to the 4.20% range in mid-June as investors temporarily shifted out of Treasury issues in favor of riskier assets (such as stocks and other high-quality fixed income sectors), then reversed course and declined to 3.99% by period-end when credit fears re-emerged.

Tax-exempt issues eked out gains for the reporting period, but underperformed their taxable counterparts, as the group continued to be pressured by problems among municipal bond insurers and the breakdown in the market for auction rate securities.

The major benchmark indexes generated results that largely reflected heightened investor risk aversion:

Total Returns as of June 30, 2008	6-month	12-month

U.S. equities (S&P 500 Index)	(11.91)%	(13.12)%

Small cap U.S. equities (Russell 2000 Index)	(9.37)%	(16.19)%

International equities (MSCI Europe, Australasia, Far East Index)	(10.96)%	(10.61)%

Fixed income (Lehman Brothers U.S. Aggregate Index)	1.13%	7.12%

Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)	0.02%	3.23%

High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Capped Index)	(1.08)%	(1.74)%

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

As you navigate today’s volatile markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. For more up-to-date commentary on the economy and financial markets, we invite you to visit www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.

THIS PAGE NOT PART OF YOUR FUND REPORT

3

Fund Summary

Portfolio Management Commentary

How did the Fund perform?
•The Fund recently changed its fiscal year end to June 30. For the
12-month period, the Fund outperformed the benchmark MSCI
Europe Index.

What factors influenced performance?
•Sector allocation was the main driver behind the Fund’s relative outper-
formance during the annual period. Stock selection also was positive, but to a lesser extent.

•Among the strongest contributors to relative performance was the Fund’s overweight exposure to the energy and utilities sectors, which continued
to gain from record-high oil prices. Market leaders included European oil companies Eni SpA and Total SA (in which the Fund held overweights)
and power utilities E.ON AG and Fortum Oyj.

•Elsewhere within the Fund, stock selection in the consumer staples sector enhanced relative returns, led by food producer Nestle SA and tobacco manufacturer British American Tobacco Plc. Selected holdings within materials and industrials also proved advantageous. The top-
performing stocks included Arcelor Mittal, Bayer AG, Anglo American Plc,
Vallourec SA and BAE Systems Plc. Additionally, the Fund’s avoidance of the poorly-performing technology sector, along with an underweight position in consumer discretionary, contributed positively.

•Conversely, financials holdings continued to hamper the Fund’s perform-
ance. Stock selection within diversified financials had the greatest nega-
tive impact on returns. Individual holdings that underperformed included

Belgian bank Fortis SA/NV and Swiss investment bank Credit Suisse
Group AG. Stock selection and an overweight allocation to the telecom-
munication services sector also detracted from results, as the sector suffered broadly during the first quarter of 2008. In other sectors, Irish construction company CRH Plc and French car manufacturer Renault SA hindered comparative performance.

Describe recent portfolio activity.
•We continued to reduce the Fund’s exposure to financials predominantly by selling holdings within the banking and diversified financials sub-
sectors. Our largest sales included investment banks UBS AG and Allied
Irish Banks Plc, insurer AXA SA and U.K.-based bank HBOS Plc. We recommitted most of the proceeds to the materials, energy and tele-
communications sectors. Among our other purchases were pharmaceuti-
cal/diagnostics company Roche Holding AG, insurer Zurich Financial
Services AG and utility provider Suez SA.

Describe Fund positioning at period-end.
•The Fund ended the period overweight relative to the benchmark in ener-
gy, telecommunication services, healthcare and utilities, and underweight in financials, information technology and consumer discretionary. We maintain a significant large cap bias, focusing on companies that have strong balance sheets, including low leverage, strong cash-generating business models and an ability to pass on price increases or cut costs.
We will continue our strategy of investing in low valuation shares.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions.
These views are not intended to be a forecast of future events and are no guarantee of future results.

Expense Example

		Actual			Hypothetical[2]

	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	January 1, 2008	June 30, 2008	During the Period[1]	January 1, 2008	June 30, 2008	During the Period[1]

Institutional	$1,000	$893.20	$4.90	$1,000	$1,019.69	$ 5.22
Investor A	$1,000	$892.60	$5.79	$1,000	$1,018.74	$ 6.17
Investor B	$1,000	$888.20	$9.95	$1,000	$1,014.32	$10.62
Investor C	$1,000	$888.80	$9.53	$1,000	$1,014.77	$10.17
Class R	$1,000	$889.60	$8.27	$1,000	$1,016.11	$ 8.82

[1] For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.04% for Institutional, 1.23% for Investor A, 2.12% for Investor B, 2.03% for
Investor C and 1.76% for Class R), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown).
[2] Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 366.
See “Disclosure of Expenses” on page 6 for further information on how expenses were calculated.

4 BLACKROCK EUROFUND JUNE 30, 2008

Total Return Based on a $10,000 Investment

1 Assuming maximum sales charge, if any, transaction costs and other operating expenses, including advisory fees.
2 The Fund invests primarily in equities of corporations domiciled in European countries. Under normal market conditions, at least 80% of the Fund’s net assets will be invested in European corporate securities, primarily common stocks and debt and preferred securities convertible into common stock.
3 This unmanaged capitalization-weighted Index is comprised of a representative sampling of large-, medium- and small-capitalization companies in developed European countries.

Performance Summary for the Period Ended June 30, 2008

				Average Annual Total Returns[1]

		1 Year		5 Years		10 Years

	6-Month	w/o sales	w/sales	w/o sales	w/sales	w/o sales	w/sales
	Total Returns	charge	charge	charge	charge	charge	charge

Institutional	(10.68)%	(9.96)%	—	17.01%	—	8.14%	—
Investor A	(10.74)	(10.10)	(14.82)%	16.74	15.49%	7.88	7.30%
Investor B	(11.18)	(10.92)	(14.13)	15.77	15.55	7.21	7.21
Investor C	(11.12)	(10.86)	(11.56)	15.81	15.81	7.03	7.03
Class R	(11.04)	(10.60)	—	16.53	—	7.70	—
Morgan Stanley Capital International Europe
Index	(12.41)	(11.34)	—	17.15	—	5.60	—

[1] Assuming maximum sales charges. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.
Past performance is not indicative of future results.

BLACKROCK EUROFUND JUNE 30, 2008 5

About Fund Performance

•Institutional Shares are not subject to any sales charge. Institutional
Shares bear no ongoing distribution or service fees and are available only to eligible investors.

•Investor A Shares incur a maximum initial sales charge (front-end load)
of 5.25% and a service fee of 0.25% per year (but no distribution fee).

•Investor B Shares are subject to a maximum contingent deferred sales charge of 4.50% declining to 0% after six years. In addition, Investor B
Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares automatically convert to Investor A
Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.) All returns for periods greater than eight years reflect this conversion.

•Investor C Shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. In addition, Investor C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

•Class R Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. Class R
Shares are available only to certain retirement plans. Prior to inception,

Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distri-
bution fees including 12b-1 fees, and other Fund expenses. The expense example on page 4 (which is based on a hypothetical investment of
$1,000 invested on January 1, 2008 and held through June 30, 2008)
is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number correspon-
ding to their share class under the heading entitled “Expenses Paid
During the Period.”

Class R Share performance results are those of the Institutional Shares
(which have no distribution or service fees) restated to reflect Class R
Share fees.

Performance information reflects past performance and does not guar-
antee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month-end.
Performance results do not reflect the deduction of taxes that a share-
holder would pay on fund distributions or the redemption of fund shares.
The Fund may charge a 2% redemption fee for sales or exchanges of shares within 30 days of purchase or exchange. Performance data does not reflect this potential fee. Figures shown in the performance tables on page 5 assume reinvestment of all dividends and capital gain distributions, if any, at net asset value on the ex-dividend date.
Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applica-
ble to each class, which are deducted from the income available to be paid to shareholders.

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’
shareholder reports.

The expenses shown in the table are intended to highlight shareholders’
ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypo-
thetical table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

6 BLACKROCK EUROFUND

JUNE 30, 2008

Portfolio Summary As of June 30, 2008

Percent of
Ten Largest Equity Holdings	Net Assets

Royal Dutch Shell Plc Class B	5%
Nestle SA Registered Shares	4
Novartis AG Registered Shares	4
Vodafone Group Plc	4
BP Plc	4
Total SA	4
E.ON AG	4
Siemens AG	3
Unilever Plc	3
BHP Billiton Plc	3

Percent of
Five Largest Industries	Net Assets

Oil, Gas & Consumable Fuels	17%
Commercial Banks	11
Metals & Mining	9
Pharmaceuticals	8
Food Products	7

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.
This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

BLACKROCK EUROFUND JUNE 30, 2008 7

Schedule of Investments June 30, 2008 (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Denmark — 0.8%
Commercial Banks — 0.8%
Danske Bank A/S	224,255	$ 6,457,366

Total Common Stocks in Denmark		6,457,366

Finland — 1.5%
Electric Utilities — 1.5%
Fortum Oyj	230,236	11,653,544

Total Common Stocks in Finland		11,653,544

France — 10.2%
Commercial Banks — 1.2%
Societe Generale SA	111,578	9,673,724

Electric Utilities — 1.7%
Electricite de France SA	140,013	13,263,583

Machinery — 1.8%
Vallourec SA	40,281	14,087,503

Multi—Utilities — 1.7%
Suez SA	194,631	13,193,585

Oil, Gas & Consumable Fuels — 3.8%
Total SA	348,675	29,678,737

Total Common Stocks in France		79,897,132

Germany — 18.6%
Air Freight & Logistics — 1.9%
Deutsche Post AG	595,467	15,547,155

Automobiles — 1.7%
DaimlerChrysler AG	208,162	12,911,451

Chemicals — 2.9%
Bayer AG	265,730	22,358,111

Diversified Telecommunication
Services — 2.1%
Deutsche Telekom AG	1,013,429	16,610,367

Electric Utilities — 3.7%
E.ON AG	144,617	29,146,789

Industrial Conglomerates — 3.1%
Siemens AG	217,394	24,100,380

Insurance — 2.7%
Allianz AG Registered Shares	119,197	20,967,185

Machinery — 0.5%
GEA Group AG	105,531	3,726,017

Total Common Stocks in Germany		145,367,455

Italy — 7.9%
Commercial Banks — 3.5%
Banca Intesa SpA	1,951,987	11,098,296
Unicredit SpA	2,632,232	16,013,568

		27,111,864

Diversified Telecommunication
Services — 1.5%
Telecom Italia SpA	5,691,989	11,384,548

Oil, Gas & Consumable Fuels — 2.9%
Eni SpA	619,673	23,021,107

Total Common Stocks in Italy		61,517,519

Common Stocks	Shares	Value

Luxembourg — 2.9%
Metals & Mining — 2.9%
ArcelorMittal	230,041	$ 22,616,846

Total Common Stocks in Luxembourg		22,616,846

Netherlands — 3.2%
Chemicals — 2.0%
Akzo Nobel NV	228,287	15,622,565

Diversified Financial Services — 1.2%
Fortis SA/NV	590,183	9,386,380

Total Common Stocks in the Netherlands		25,008,945

Norway — 2.8%
Commercial Banks — 1.4%
DnB NOR ASA	882,807	11,215,310

Oil, Gas & Consumable Fuels — 1.4%
Statoilhydro ASA	279,056	10,411,513

Total Common Stocks in Norway		21,626,823

Spain — 2.5%
Commercial Banks — 2.5%
Banco Santander SA	1,056,727	19,279,069

Total Common Stocks in Spain		19,279,069

Switzerland — 16.9%
Capital Markets — 2.2%
Credit Suisse Group AG	382,690	17,418,902

Diversified Telecommunication
Services — 1.7%
Swisscom AG	40,606	13,524,387

Food Products — 4.4%
Nestle SA Registered Shares	760,930	34,291,061

Insurance — 2.1%
Zurich Financial Services AG	62,770	15,997,231

Pharmaceuticals — 6.5%
Novartis AG Registered Shares	570,780	31,411,277
Roche Holding AG	109,849	19,747,809

		51,159,086

Total Common Stocks in Switzerland		132,390,667

United Kingdom — 31.7%
Aerospace & Defense — 2.5%
BAE Systems Plc	2,188,285	19,207,237

Commercial Banks — 1.9%
Barclays Plc	972,186	5,515,665
HSBC Holdings Plc	604,377	9,305,909

		14,821,574

Food Products — 3.0%
Unilever Plc	834,005	23,695,618

Insurance — 1.7%
Prudential Plc	1,234,040	13,016,326

Metals & Mining — 5.8%
Anglo American Plc	318,486	22,368,439
BHP Billiton Plc	607,399	23,293,743

		45,662,182

See Notes to Financial Statements.

8 BLACKROCK EUROFUND

JUNE 30, 2008

Schedule of Investments (concluded) (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United Kingdom (concluded)
Oil, Gas & Consumable Fuels — 8.7%
BP Plc	2,664,399	$ 30,881,924
Royal Dutch Shell Plc Class B	922,315	36,932,329

		67,814,253

Pharmaceuticals — 1.8%
GlaxoSmithKline Plc	655,193	14,483,535

Tobacco — 2.3%
British American Tobacco Plc	527,465	18,194,276

Wireless Telecommunication
Services — 4.0%
Vodafone Group Plc	10,587,144	31,193,003

Total Common Stocks in the United Kingdom		248,088,004

Total Common Stocks — 99.0%		773,903,370

	Rights

United Kingdom — 0.0%
Commercial Banks — 0.0%
Barclays Plc (a)	208,325	39,420

Total Rights — 0.0%		39,420

Total Long-Term Investments (Cost — $692,917,625) — 99.0%		773,942,790

	Beneficial
	Interest
Short—Term Securities	(000)

United States — 1.1%
BlackRock Liquidity Series, LLC
Cash Sweep Series, 2.56% (b)(c)	$ 8,650	8,650,211

Total Short—Term Securities
(Cost — $8,650,211) — 1.1%		8,650,211

Total Investments (Cost — $701,567,836*) — 100.1%		782,593,001
Liabilities in Excess of Other Assets — (0.1%)		(684,904)

Net Assets — 100.0%		$ 781,908,097

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 705,290,537

Gross unrealized appreciation	$ 138,600,615
Gross unrealized depreciation	(61,298,151)

Net unrealized appreciation	$ 77,302,464

(a) The rights may be exercised until 7/17/08.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
	Activity	Interest
Affiliate	(000)	Income

BlackRock Liquidity Series, LLC
Cash Sweep Series	$(13,192)	$354,232

(c) Represents the current yield as of report date.
• For Fund compliance purposes,the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. These industry classifications are unaudited.

See Notes to Financial Statements.

BLACKROCK EUROFUND

JUNE 30, 2008

9

Statement of Assets and Liabilities

June 30, 2008

Assets

Investments at value — unaffiliated (cost — $692,917,625)	$ 773,942,790
Investments at value — affiliated (cost — $8,650,211)	8,650,211
Foreign currency at value (cost — $17,142)	16,975
Dividends receivable	3,922,526
Investments sold receivable	2,787,206
Capital shares sold receivable	150,172
Prepaid expenses	20,992
Other assets	352,659

Total assets	789,843,531

Liabilities

Investments purchased payable	4,857,997
Capital shares redeemed payable	1,971,680
Investment advisory fees payable	494,860
Other affiliates payable	232,829
Distribution fees payable	157,249
Officer’s and Trustees’ fees payable	592
Other accrued expenses payable	220,227

Total liabilities	7,935,434

Net Assets

Net assets	$ 781,908,097

Net Assets Consist of

Institutional Shares, $0.10 par value, unlimited number of shares authorized	$ 1,516,258
Investor A Shares, $0.10 par value, unlimited number of shares authorized	2,402,933
Investor B Shares, $0.10 par value, unlimited number of shares authorized	135,644
Investor C Shares, $0.10 par value, unlimited number of shares authorized	416,156
Class R Shares, $0.10 par value, unlimited number of shares authorized	26,478
Paid-in capital in excess of par	661,822,221
Undistributed net investment income	14,417,484
Accumulated net realized gain	19,850,934
Net unrealized appreciation/depreciation	81,319,989

Net assets	$ 781,908,097

Net Asset Value

Institutional — Based on net assets of $274,009,660 and 15,162,575 shares outstanding	$ 18.07

Investor A — Based on net assets of $427,206,153 and 24,029,327 shares outstanding	$ 17.78

Investor B — Based on net assets of $19,943,254 and 1,356,444 shares outstanding	$ 14.70

Investor C — Based on net assets of $56,908,760 and 4,161,559 shares outstanding	$ 13.67

Class R — Based on net assets of $3,840,270 and 264,781 shares outstanding	$ 14.50

See Notes to Financial Statements.

10 BLACKROCK EUROFUND

JUNE 30, 2008

Statements of Operations

	Period	Year Ended
	November 1, 2007	October 31,
	to June 30, 2008	2007

Investment Income

Dividends[1]	$ 24,396,417	$ 29,771,496
Interest from affiliates	354,232	1,146,611
Interest	409	—

Total income	24,751,058	30,918,107

Expenses

Investment advisory	4,348,246	7,526,981
Service — Investor A	770,604	1,261,297
Service and distribution — Investor B	189,468	507,763
Service and distribution — Investor C	432,766	689,438
Service and distribution — Class R	13,691	14,059
Transfer agent — Institutional	325,770	494,272
Transfer agent — Investor A	309,632	452,455
Transfer agent — Investor B	48,940	125,344
Transfer agent — Investor C	69,200	91,344
Transfer agent — Institutional 1	—	60,707
Transfer agent — Class R	9,891	9,489
Accounting services	214,138	347,629
Custodian	188,198	390,029
Printing	87,950	118,047
Professional	63,622	73,309
Registration	61,580	77,156
Officer and Trustees	30,205	40,207
Miscellaneous	44,985	58,234

Total expenses	7,208,884	12,337,760

Net investment income	17,542,173	18,580,347

Realized and Unrealized Gain (Loss)

Net realized gain (loss) from:
Investments	35,832,050	167,475,509
Foreign currency	(75,665)	(29,807)

	35,756,385	167,445,702

Net change in unrealized appreciation/depreciation on:
Investments	(193,466,651)	30,664,352
Foreign currency	59,190	197,072

	(193,407,461)	30,861,424

Total realized and unrealized gain (loss)	(157,651,076)	198,307,126

Net Increase (Decrease) in Net Assets Resulting from Operations	$ (140,108,903)	$ 216,887,473

[1] Foreign withholding tax.	$ 2,885,087	$ 3,111,078

See Notes to Financial Statements.

BLACKROCK EUROFUND

JUNE 30, 2008

11

Statements of Changes in Net Assets

	Period	Year Ended	Year Ended
	November 1, 2007	October 31,	October 31,
Increase (Decrease) in Net Assets:	to June 30, 2008	2007	2006

Operations

Net investment income	$ 17,542,173	$ 18,580,347	$ 19,501,216
Net realized gain	35,756,385	167,445,702	113,475,099
Net change in unrealized appreciation/depreciation	(193,407,461)	30,861,424	99,480,517

Net increase (decrease) in net assets resulting from operations	(140,108,903)	216,887,473	232,456,832

Dividends and Distributions to Shareholders From

Net investment income:
Institutional	(7,760,691)	(10,325,989)	(5,788,862)
Institutional 1	—	(980)	—
Investor A	(10,971,154)	(13,410,828)	(6,259,841)
Investor B	(476,846)	(1,257,875)	(1,569,366)
Investor C	(1,499,376)	(1,763,659)	(794,429)
Class R	(102,168)	(63,672)	(28,475)
Net realized gain:
Institutional	(53,283,448)	(24,978,128)	—
Institutional 1	—	(4,786)	—
Investor A	(81,881,064)	(34,649,059)	—
Investor B	(7,163,723)	(5,523,034)	—
Investor C	(14,722,261)	(5,542,809)	—
Class R	(811,896)	(171,525)	—

Decrease in net assets resulting from dividends and distributions to shareholders	(178,672,627)	(97,692,344)	(14,440,973)

Capital Share Transactions

Net increase (decrease) in net assets derived from capital share transactions	62,480,407	10,110,593	(33,186,593)

Redemption Fees

Redemption fees	1,411	568,035	2,308

Net Assets

Total increase (decrease) in net assets	(256,299,712)	129,873,757	184,831,574
Beginning of period	1,038,207,809	908,334,052	723,502,478

End of period	$ 781,908,097	$1,038,207,809	$ 908,334,052

End of period undistributed net investment income	$ 14,417,484	$ 13,415,141	$ 17,761,445

See Notes to Financial Statements.

12 BLACKROCK EUROFUND

JUNE 30, 2008

Financial Highlights

			Institutional
Period
	November 1, 2007		Year Ended October 31,
	to June 30, 2008	2007	2006	2005	2004	2003
Per Share Operating Performance

Net asset value, beginning of period	$ 25.59	$ 23.02	$ 17.54	$ 15.25	$ 13.01	$ 10.80

Net investment income[1]	0.43	0.46	0.55	0.36	0.21	0.23
Net realized and unrealized gain (loss)	(3.61)	4.56	5.32	2.15	2.27	2.17

Net increase (decrease) from investment operations	(3.18)	5.02	5.87	2.51	2.48	2.40

Dividends and distributions from:
Net investment income	(0.55)	(0.72)	(0.39)	(0.22)	(0.24)	(0.19)
Net realized gain	(3.79)	(1.74)	—	—	—	—

Total dividends and distributions	(4.34)	(2.46)	(0.39)	(0.22)	(0.24)	(0.19)

Redemption fee	—[2]	0.01	—[2]	—[2]	—[2]	—

Net asset value, end of period	$ 18.07	$ 25.59	$ 23.02	$ 17.54	$ 15.25	$ 13.01

Total Investment Return[3]

Based on net asset value	(13.97)%[4]	24.46%	34.03%[5]	16.52%	19.26%	22.57%

Ratios to Average Net Assets

Total expenses	1.03%[6]	1.01%	0.99%	0.99%	1.05%	1.08%

Net investment income	3.23%[6]	2.01%	2.68%	2.09%	1.50%	2.00%

Supplemental Data

Net assets, end of period (000)	$ 274,010	$ 361,175	$ 330,849	$ 261,358	$ 252,580	$ 221,888

Portfolio turnover	30%	63%	76%	72%	78%	64%

[1] Based on average shares outstanding.
[2] Amount is less than $0.01 per share.
[3] Total investment returns exclude the effects of any sales charges.
[4] Aggregate total investment return.
5 A portion of total investment return consisted of a payment by the previous investment advisor in order to resolve a regulatory issue relating to an investment, which increased the return by 0.21% .
[6] Annualized.

See Notes to Financial Statements.

BLACKROCK EUROFUND

JUNE 30, 2008

13

Financial Highlights (continued)

			Investor A
Period
	November 1, 2007		Year Ended October 31,
	to June 30, 2008	2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$ 25.24	$ 22.72	$ 17.33	$ 15.07	$ 12.86	$ 10.67

Net investment income[1]	0.40	0.44	0.50	0.31	0.18	0.20
Net realized and unrealized gain (loss)	(3.56)	4.48	5.24	2.12	2.24	2.14

Net increase (decrease) from investment operations	(3.16)	4.92	5.74	2.43	2.42	2.34

Dividends and distributions from:
Net investment income	(0.51)	(0.67)	(0.35)	(0.17)	(0.21)	(0.15)
Net realized gain	(3.79)	(1.74)	—	—	—	—

Total dividends and distributions	(4.30)	(2.41)	(0.35)	(0.17)	(0.21)	(0.15)

Redemption fee	—[2]	0.01	—[2]	—[2]	—[2]	—

Net asset value, end of period	$ 17.78	$ 25.24	$ 22.72	$ 17.33	$ 15.07	$ 12.86

Total Investment Return[3]

Based on net asset value	(14.09)%[4]	24.29%	33.64%[5]	16.20%	18.98%	22.29%

Ratios to Average Net Assets

Total expenses	1.21%[6]	1.20%	1.24%	1.24%	1.30%	1.33%

Net investment income	3.07%[6]	1.92%	2.49%	1.84%	1.24%	1.78%

Supplemental Data

Net assets, end of period (000)	$ 427,206	$ 550,341	$ 453,104	$ 312,606	$ 296,757	$ 280,223

Portfolio turnover	30%	63%	76%	72%	78%	64%

[1]	Based on average shares outstanding.

[2]	Amount is less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.

[5]	A portion of total investment return consisted of a payment by the previous investment advisor in order to resolve a regulatory issue relating to an investment, which increased the return by 0.21%.

[6]	Annualized.

See Notes to Financial Statements.

14 BLACKROCK EUROFUND

JUNE 30, 2008

Financial Highlights (continued)

			Investor B
Period
	November 1, 2007		Year Ended October 31,
	to June 30, 2008	2007	2006	2005	2004	2003

Per Share Operating Performance
Net asset value, beginning of period	$ 21.49	$ 19.59	$ 14.99	$ 13.08	$ 11.18	$ 9.25

Net investment income[1]	0.19	0.17	0.30	0.16	0.03	0.10
Net realized and unrealized gain (loss)	(2.94)	3.86	4.54	1.84	1.99	1.85

Net increase (decrease) from investment operations	(2.75)	4.03	4.84	2.00	2.02	1.95

Dividends and distributions from:
Net investment income	(0.25)	(0.40)	(0.24)	(0.09)	(0.12)	(0.02)
Net realized gain	(3.79)	(1.74)	—	—	—	—

Total dividends and distributions	(4.04)	(2.14)	(0.24)	(0.09)	(0.12)	(0.02)

Redemption fee	—[2]	0.01	—[2]	—[2]	—[2]	—

Net asset value, end of period	$ 14.70	$ 21.49	$ 19.59	$ 14.99	$ 13.08	$ 11.18

Total Investment Return[3]

Based on net asset value	(14.61)%[4]	23.12%	32.63%[5]	15.28%	18.14%	21.19%

Ratios to Average Net Assets

Total expenses	2.10%[6]	2.12%	2.01%	2.01%	2.09%	2.12%

Net investment income	1.77%[6]	0.98%	1.73%	1.06%	0.23%	0.98%

Supplemental Data

Net assets, end of period (000)	$ 19,943	$ 42,829	$ 62,273	$ 103,836	$ 132,725	$ 96,395

Portfolio turnover	30%	63%	76%	72%	78%	64%

[1]	Based on average shares outstanding.

[2]	Amount is less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.

[5]	A portion of total investment return consisted of a payment by the previous investment advisor in order to resolve a regulatory issue relating to an investment, which increased the return by 0.21%.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK EUROFUND

JUNE 30, 2008

15

Financial Highlights (continued)

			Investor C
Period
	November 1, 2007		Year Ended October 31,
	to June 30, 2008	2007	2006	2005	2004	2003

Per Share Operating Performance
Net asset value, beginning of period	$ 20.42	$ 18.86	$ 14.47	$ 12.64	$ 10.83	$ 9.00

Net investment income[1]	0.22	0.21	0.29	0.15	0.02	0.09
Net realized and unrealized gain (loss)	(2.79)	3.63	4.36	1.78	1.92	1.81

Net increase (decrease) from investment operations	(2.57)	3.84	4.65	1.93	1.94	1.90

Dividends and distributions from:
Net investment income	(0.39)	(0.55)	(0.26)	(0.10)	(0.13)	(0.07)
Net realized gain	(3.79)	(1.74)	—	—	—	—

Total dividends and distributions	(4.18)	(2.29)	(0.26)	(0.10)	(0.13)	(0.07)

Redemption fee	—[2]	0.01	—[2]	—[2]	—[2]	—

Net asset value, end of period	$ 13.67	$ 20.42	$ 18.86	$ 14.47	$ 12.64	$ 10.83

Total Investment Return[3]

Based on net asset value	(14.57)%[4]	23.26%	32.57%[5]	15.33%	18.06%	21.29%

Ratios to Average Net Assets

Total expenses	2.01%[6]	2.00%	2.01%	2.02%	2.08%	2.12%

Net investment income	2.21%[6]	1.11%	1.71%	1.05%	0.20%	0.99%

Supplemental Data

Net assets, end of period (000)	$ 56,909	$ 79,355	$ 60,160	$ 44,881	$ 44,166	$ 25,134

Portfolio turnover	30%	63%	76%	72%	78%	64%

[1]	Based on average shares outstanding.

[2]	Amount is less than $0.01 per share.

[3]	Total investment returns exclude the effects of sales charges.

[4]	Aggregate total investment return.

[5]	A portion of total investment return consisted of a payment by the previous investment advisor in order to resolve a regulatory issue relating to an investment, which increased the return by 0.21%.

[6]	Annualized.

See Notes to Financial Statements.

16 BLACKROCK EUROFUND

JUNE 30, 2008

Financial Highlights (concluded)

			Class R
						Period
	Period		Year Ended October 31,			January 3, 2003[1]
	November 1, 2007					to October 31,
	to June 30, 2008	2007	2006	2005	2004	2003

Per Share Operating Performance

Net asset value, beginning of period	$ 21.45	$ 19.74	$ 15.14	$ 13.23	$ 11.32	$ 9.67

Net investment income[2]	0.29	0.29	0.41	0.18	0.33	0.25
Net realized and unrealized gain (loss)	(2.97)	3.80	4.55	1.93	1.82	1.40

Net increase (decrease) from investment operations	(2.68)	4.09	4.96	2.11	2.15	1.65

Dividends and distributions from:
Net investment income	(0.48)	(0.65)	(0.36)	(0.20)	(0.24)	—
Net realized gain	(3.79)	(1.74)	—	—	—	—

Total dividends and distributions	(4.27)	(2.39)	(0.36)	(0.20)	(0.24)	—

Redemption fee	—[3]	0.01	—[3]	—[3]	—[3]	—

Net asset value, end of period	$ 14.50	$ 21.45	$ 19.74	$ 15.14	$ 13.23	$ 11.32

Total Investment Return

Based on net asset value	(14.39)%[4]	23.60%	33.36%[5]	16.01%	19.22%	17.06%[4]

Ratios to Average Net Assets

Total expenses	1.72%[6]	1.71%	1.49%	1.48%	1.35%	1.58%[6]

Net investment income	2.73%[6]	1.48%	2.30%	1.10%	2.51%	1.50%[6]

Supplemental Data

Net assets, end of period (000)	$ 3,840	$ 4,509	$ 1,948	$ 823	$ 104	—[7]

Portfolio turnover	30%	63%	76%	72%	78%	64%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $0.01 per share.

[4]	Aggregate total investment return.

[5]	A portion of total investment return consisted of a payment by the previous investment advisor in order to resolve a regulatory issue relating to an investment, which increased the return by 0.21%.

[6]	Annualized.

[7]	Amount is less than $1,000.

See Notes to Financial Statements.

BLACKROCK EUROFUND

JUNE 30, 2008

17

Notes to Financial Statements

1. Significant Accounting Policies:

BlackRock EuroFund (the “Fund”) is registered under the Investment
Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund’s financial state-
ments are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. During the period, the Fund changed its fiscal year end to June 30. The Fund offers multiple classes of shares. Institutional
Shares are sold only to certain eligible investors. Investor A Shares are sold with a front-end sales charge. Shares of Investor B and Investor C may be subject to a contingent deferred sales charge. Class R Shares are sold only to certain retirement plans. Institutional 1 Shares were issued in connection with the Fund’s acquisition of The Europe Fund, Inc.
on November 6, 2006. Institutional 1 Shares generally were not avail-
able for purchase except for dividend and capital gain reinvestments for existing shareholders and automatically converted to Institutional Shares on May 7, 2007. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Investor A, Investor B, Investor C and Class R Shares bear certain expenses related to the shareholder servicing of such shares, and
Investor B, Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive vot-
ing rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution plan).

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Securities: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities are valued at amortized cost.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board of Trustees (the “Board”) as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value
Assets the investment advisor and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the cur-
rent sale of that asset in an arm’s-length transaction. Fair value determi-
nations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value
Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock
Exchange (“NYSE”). The values of such securities used in computing the net assets of the Fund are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the
NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disas-
ter) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange;
and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such compo-
nents are treated as ordinary income for federal income tax purposes.

Investment Transactions and Investment Income: Investment trans-
actions are recorded on the dates the transactions are entered into
(the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the
Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the
Fund are recorded on the ex-dividend dates.

Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment com-
panies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

18 BLACKROCK EUROFUND

JUNE 30, 2008

Notes to Financial Statements (continued)

Effective April 30, 2008, the Fund implemented Financial Accounting
Standards Board (“FASB”) Interpretation No. 48, “Accounting for
Uncertainty in Income Taxes — an interpretation of FASB Statement
No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. The investment advisor has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the
Fund’s financial statements. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under exami-
nation. The statute of limitations on the Fund’s U.S. federal tax returns remain open for the years ended October 31, 2005 through October 31,
2007. The statute of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncements: In September 2006, Statement
of Financial Accounting Standards No. 157, “Fair Value Measurements”
(“FAS 157”) was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting
Standards No. 159, “The Fair Value Option for Financial Assets and
Financial Liabilities” (“FAS 159”) was issued and is effective for fiscal years beginning after November 15, 2007. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value.
FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

In March 2008, Statement of Financial Accounting Standards No. 161,
“Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2. Investment Advisory Agreements and Other
Transactions with Affiliates:

The Fund entered into an Investment Advisory Agreement with BlackRock
Advisors, LLC, (the “Advisor”), an indirect, wholly owned subsidiary of
BlackRock, Inc., to provide investment advisory and administration serv-
ices. Merrill Lynch & Co., Inc. (“Merrill Lynch”) and The PNC Financial
Services Group, Inc. (“PNC”) are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operation of the Fund. For such services, the Fund pays the Advisor a monthly fee at an annual rate of 0.75% on an annual basis of the average daily value of the Fund’s net assets.

The Advisor has entered into a separate sub-advisory agreement with
BlackRock Investment Management, LLC (“BIM”) and BlackRock Asset
Management U.K. Limited, both affiliates of the Advisor, under which the
Advisor pays each sub-adviser for services it provides, a monthly fee at an annual rate that is a percentage of the investment advisory fee paid by the Fund to the Advisor.

For the period November 1, 2007 to June 30, 2008 and the year ended
October 31, 2007, the Fund reimbursed the Advisor $11,160 and
$18,879, respectively, for certain accounting services, which is included in accounting services in the Statements of Operations.

The Fund has also entered into separate Distribution Agreements and
Distribution Plans with FAM Distributors, Inc. (“FAMD”) and BlackRock
Distributors, Inc. and its affiliates (“BDI”) (collectively, the “Distributor”).
FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc., and BDI is an affiliate of BlackRock, Inc.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the 1940 Act, the Fund pays the Distributor ongo-
ing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

	Service	Distribution
	Fee	Fee

Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

Pursuant to sub-agreements with the Distributor, broker-dealers, including
Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), a wholly owned subsidiary of Merrill Lynch, and the Distributor provide sharehold-
er servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates the Distributor and each broker-

BLACKROCK EUROFUND

JUNE 30, 2008

19

Notes to Financial Statements (continued)

dealer for providing shareholder servicing and/or distribution-related services to Investor A, Investor B, Investor C and Class R shareholders.

For the period November 1, 2007 to June 30, 2008, the Distributor earned underwriting discounts and direct commissions and affiliates earned dealer concessions on sales of the Fund’s Investor A Shares, which totaled $19,673, and affiliates received contingent deferred sales charges of $7,727 and $11,859 relating to transactions in Investor B and Investor C Shares, respectively. Furthermore, affiliates received con-
tingent deferred sales charges of $1,887 relating to transactions subject to front-end sales charge waivers in Investor A Shares. These amounts include payments to Hilliard Lyons, which was considered an affiliate for a portion of the period.

For the year ended October 31, 2007, the Distributor earned underwriting discounts and direct commissions and affiliates earned dealer conces-
sions on sales of the Fund’s Investor A Shares, which totaled $133,533 and affiliates received contingent deferred sales charges of $10,709 and
$8,752 relating to transactions in Investor B and C Shares, respectively.
Furthermore, affiliates received contingent deferred sales charges of
$607 relating to transactions subject to front-end sales charge waivers in Investor A Shares.

Pursuant to written agreements, certain affiliates provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other adminis-
trative services with respect to sub-accounts they service. For these serv-
ices, these affiliates receive an annual fee per shareholder account which will vary depending on share class. For the period November 1, 2007 to
June 30, 2008 and the year ended October 31, 2007, the Fund paid
$533,010 and $839,293, respectively, in return for these services.

PNC Global Investment Servicing (U.S.) Inc., formerly PFPC Inc., an indi-
rect, wholly owned subsidiary of PNC and an affiliate of the Advisor, serves as transfer agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including the mailing of shareholder reports, dividend and distribution notices, and proxy materi-
als for shareholders meetings, as well as per account and per transac-
tion fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

The Advisor maintains a call center, which is responsible for providing certain shareholder services to the Fund, such as responding to share-
holder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of
Fund shares. For the period November 1, 2007 to June 30, 2008 and the year ended October 31, 2007, the following amounts have been accrued by the Fund to reimburse the Advisor for costs incurred running the call center, which are a component of the transfer agent fees in the accompanying Statements of Operations.

	Period Ended	Year Ended
	6/30/2008	10/31/07

Institutional	$ 9,853	$ 9,660
Investor A	$11,268	$10,467
Investor B	$ 1,519	$ 1,664
Investor C	$ 1,829	$ 1,474
Class R	$ 54	$ 39

Certain officers and/or trustees of the Fund are officers and/or directors of
BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the period November 1, 2007 to June 30, 2008 were $259,041,976 and
$338,169,665, respectively.

4. Commitments:

As of June 30, 2008, the Fund entered into foreign exchange contracts under which it had purchased and sold various foreign currencies with approximate values of $4,858,000 and $2,787,000, respectively.

5. Short-Term Borrowings:

The Fund, along with certain other funds managed by the Advisor and its affiliates, is a party to a $500,000,000 credit agreement with a group of lenders. The Fund may borrow under the credit agreement to fund share-
holder redemptions and for other lawful purposes other than for lever-
age. The Fund may borrow up to the maximum amount allowable under the Fund’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. On
November 21, 2007, the credit agreement was renewed for one year under substantially the same terms. The Fund pays a commitment fee of
0.06% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statements of Operations. Amounts borrowed under the credit agree-
ment bear interest at a rate equal to, at the fund’s election, the federal funds rate plus 0.35% or a base rate as defined in the credit agree-
ment. The Fund did not borrow under the credit agreement during the period November 1, 2007 to June 30, 2008.

6. Income Tax Information:

Reclassification: Accounting principles generally accepted in the United
States of America require that certain components of net assets be adjust-
ed to reflect permanent differences between financial and tax reporting.
Accordingly, during the current period, $4,270,405 has been reclassified between accumulated net realized gain and undistributed net investment income as a result of the reclassification of distributions, foreign currency transactions and gains from the sale of stock of passive foreign investment companies. This reclassification has no effect on net assets or net asset values per share.

20 BLACKROCK EUROFUND

JUNE 30, 2008

Notes to Financial Statements (continued)

The tax character of distributions paid during the period November 1,
2007 to June 30, 2008 and the fiscal years ended October 31, 2007 and October 31, 2006 was as follows:

	6/30/2008	10/31/2007	10/31/2006

Distributions from:
Ordinary income	$ 46,587,366	$26,823,003	$14,440,973
Net long-term
capital gains	$132,085,261	$70,869,341	—

Total distributions	$178,672,627	$97,692,344	$14,440,973

As of June 30, 2008, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary net income	$ 14,229,212
Undistributed long-term net capital gains	27,837,248

Total undistributed net earnings	42,066,460
Capital loss carryforward	(4,079,201)*
Net unrealized gains	77,601,148**

Total accumulated earnings	115,588,407

* On June 30, 2008, the Fund had a capital loss carryforward of $4,079,201, all of which expires in 2009. This amount will be available to offset future realized capital gains.
** The difference between book-basis and tax-basis net unrealized gains is attribu-
table primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain foreign currency contracts and the timing of income recognition on partnership interests.

7. Acquisition of The Europe Fund, Inc.

On November 6, 2006, the Fund acquired substantially all of the assets and assumed substantially all of the liabilities of The Europe Fund, Inc., pursuant to a plan of reorganization. The acquisition was accomplished by a tax-free exchange of 10,066,319 shares of common stock of The
Europe Fund, Inc. for 5,532,829 shares of common stock of the Fund.
The Europe Fund, Inc.'s net assets on that date of $113,021,126, including $152,626 of distributions in excess of net investment income,
$141,914 of accumulated net realized losses and $8,113,020 of net unrealized appreciation were combined with those of the Fund. The
Fund’s aggregate net assets immediately after the acquisition amounted to $1,001,508,858.

8. Geographic Concentration Risk:

The Fund invests from time to time a substantial amount of its assets in issuers located in a single country or a limited number of countries.
When the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries will have a significant impact on its investment performance. Please see the Schedule of Investments for concentrations in specific countries.

9. Capital Share Transactions:
Transactions in capital shares for each class were as follows:
	Period November 1, 2007		Year Ended
	to June 30, 2008		October 31, 2007

	Shares	Amount	Shares	Amount

Institutional Shares

Shares sold	1,124,949	$ 22,605,588	7,263,929	$ 168,689,472
Shares issued to shareholders in reinvestment of dividends
and distributions	2,580,306	51,297,021	1,537,937	31,589,732

Total issued	3,705,255	73,902,609	8,801,866	200,279,204
Shares redeemed	(2,653,936)	(51,428,242)	(9,064,709)	(204,000,880)

Net increase (decrease)	1,051,319	$ 22,474,367	(262,843)	$ (3,721,676)

			Year Ended
			October 31, 2006
			Shares	Amount

Institutional Shares

Shares sold			3,947,538	$ 82,558,508
Shares issued to shareholders in reinvestment of dividends			268,460	4,939,666

Total issued			4,215,998	87,498,174
Shares redeemed			(4,739,170)	(97,451,970)

Net decrease			(523,172)	$ (9,953,796)

BLACKROCK EUROFUND

JUNE 30, 2008

21

Notes to Financial Statements (continued)

			Period November 6, 2006[1] to
			May 7, 2007[2]

			Shares	Amount

Institutional 1 Shares

Shares sold			1,493	$ 43,112
Shares issued as a result of reorganization			5,532,829	113,021,126
Shares issued to shareholders in reinvestment of dividends			169	3,664

Total issued			5,534,491	113,067,902
Shares redeemed			(5,534,491)	(127,809,960)

Net decrease			—	$ (14,742,058)

[1] Prior to November 6, 2006 (commencement of operations), the Fund issued 5 shares to BDI for $100.
2 On May 7, 2007, Institutional 1 Shares converted to Institutional Shares.
	Period November 1, 2007		Year Ended
	to June 30, 2008		October 31, 2007

	Shares	Amount	Shares	Amount

Investor A Shares

Shares sold	1,320,671	$ 25,449,638	3,006,721	$ 67,212,029
Shares issued to shareholders in reinvestment of dividends
and distributions	3,863,256	75,607,215	1,914,464	38,843,557

Total issued	5,183,927	101,056,853	4,921,185	106,055,586
Shares redeemed	(2,962,815)	(56,738,897)	(3,052,717)	(68,860,817)

Net increase	2,221,112	$ 44,317,956	1,868,468	$ 37,194,769

			Year Ended
			October 31, 2006

			Shares	Amount

Investor A Shares

Shares sold and automatic conversion of shares			5,024,431	$105,687,047
Shares issued to shareholders in reinvestment of dividends			289,051	5,263,622

Total issued			5,313,482	110,950,669
Shares redeemed			(3,409,756)	(68,329,458)

Net increase			1,903,726	$ 42,621,211

	Period November 1, 2007		Year Ended
	to June 30, 2008		October 31, 2007

	Shares	Amount	Shares	Amount

Investor B Shares

Shares sold	111,071	$ 1,852,769	436,237	$ 8,367,613
Shares issued to shareholders in reinvestment of dividends
and distributions	404,759	6,585,620	336,659	5,871,474

Total issued	515,830	8,438,389	772,896	14,239,087
Shares redeemed	(1,152,334)	(18,366,726)	(1,958,575)	(37,244,713)

Net decrease	(636,504)	$ (9,928,337)	(1,185,679)	$ (23,005,626)

			Year Ended
			October 31, 2006

			Shares	Amount

Investor B Shares

Shares sold			493,747	$ 8,670,988
Shares issued to shareholders in reinvestment of dividends			82,366	1,301,388

Total issued			576,113	9,972,376

Shares redeemed and automatic conversion of shares			(4,323,855)	(78,351,330)

Net decrease			(3,747,742)	$ (68,378,954)

22 BLACKROCK EUROFUND

JUNE 30, 2008

Notes to Financial Statements (concluded)

	Period November 1, 2007		Year Ended
	to June 30, 2008		October 31, 2007

	Shares	Amount	Shares	Amount

Investor C Shares

Shares sold	350,622	$ 5,483,909	911,338	$ 16,922,267
Shares issued to shareholders in reinvestment of dividends
and distributions	929,042	14,047,301	383,571	6,348,265

Total issued	1,279,664	19,531,210	1,294,909	23,270,532
Shares redeemed	(1,004,344)	(14,785,963)	(598,396)	(11,062,232)

Net increase	275,320	$ 4,745,247	696,513	$ 12,208,300

			Year Ended
			October 31, 2006

			Shares	Amount

Investor C Shares

Shares sold			612,771	$ 10,584,055
Shares issued to shareholders in reinvestment of dividends			44,392	675,643

Total issued			657,163	11,259,698
Shares redeemed			(570,079)	(9,495,217)

Net increase			87,084	$ 1,764,481

	Period November 1, 2007		Year Ended
	to June 30, 2008		October 31, 2007

	Shares	Amount	Shares	Amount

Class R Shares

Shares sold	81,027	$ 1,267,243	156,930	$ 3,096,905
Shares issued to shareholders in reinvestment of dividends
and distributions	56,836	909,947	13,571	235,197

Total issued	137,863	2,177,190	170,501	3,332,102
Shares redeemed	(83,269)	(1,306,016)	(59,021)	(1,155,218)

Net increase	54,594	$ 871,174	111,480	$ 2,176,884

			Year Ended
			October 31, 2006

			Shares	Amount

Class R Shares

Shares sold			96,721	$ 1,664,378
Shares issued to shareholders in reinvestment of dividends			1,797	28,475

Total issued			98,518	1,692,853
Shares redeemed			(54,148)	(932,388)

Net increase			44,370	$ 760,465

There is a 2% redemption fee on shares redeemed or exchanged that have been held 30 days or less. The redemption fees are collected and retained by the Fund for the benefit of the remaining shareholders and is intended to offset the trading costs, market impact and other costs associated with these redemptions. The redemption fees are recorded as a credit to paid-in capital. There was a 2% redemption fee on redemptions of Institutional 1 Shares made prior to May 7, 2007. Institutional 1 Shares converted to Institutional Shares on May 7, 2007.

BLACKROCK EUROFUND

JUNE 30, 2008

23

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
BlackRock EuroFund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of BlackRock EuroFund (the
“Fund”) as of June 30, 2008, and the related statements of operations for the period November 1, 2007 to June 30, 2008 and for the year ended October 31, 2007, the statements of changes in net assets for the period November 1, 2007 to June 30, 2008 and for each of the two years in the period ended October 31, 2007, and the financial highlights for the respective periods presented. These financial state-
ments and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public
Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assur-
ance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by manage-
ment, as well as evaluating the overall financial statement presentation.
Our procedures included confirmation of securities owned as of June 30,
2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures.
We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of
BlackRock EuroFund as of June 30, 2008, the results of its operations for the period November 1, 2007 to June 30, 2008 and for the year ended October 31, 2007, the changes in its net assets for the period
November 1, 2007 to June 30, 2008 and for each of the two years in the period ended October 31, 2007, and the financial highlights for the respective periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP Princeton, New Jersey August 25, 2008

Important Tax Information (Unaudited) The following information is provided with respect to the ordinary income distributions paid by BlackRock EuroFund during the period ended June 30, 2008:

	Record Date	12/13/2007
	Payable Date	12/17/2007

Qualified Dividend Income for Individuals		65.10%*
Foreign Source Income		52.96%*
Foreign Taxes Paid Per Share		$0.074587
Short-Term Capital Gain Dividends for Non-U.S. Residents		55.33%**

* Expressed as a percentage of the cash distribution grossed-up for foreign taxes. The Fund hereby designates the percentage indicated above or the maximum amount allowable by law.
** Represents the portion of the taxable ordinary income dividends eligible for exemption from U.S. withholding tax for nonresidents and foreign corporations.

The foreign taxes paid represent taxes incurred by the Fund on income received by the Fund from foreign sources. Foreign taxes paid are included in taxable income and may be either deducted from gross income or taken as a credit for taxes paid to foreign governments. You should consult your tax advisor regarding the appropriate treatment of foreign taxes paid.

Additionally, the Fund distributed long-term capital gains of $3.170025 per share to shareholders of record on December 13, 2007.

24 BLACKROCK EUROFUND

JUNE 30, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement

The Board of Trustees (the “Board,” the members of which are referred to as “Trustees”) of BlackRock EuroFund (the “Fund”) met in April and
June 2008 to consider the approval of the Fund’s investment advisory agreement (the “Advisory Agreement”) with BlackRock Advisors, LLC
(the “Adviser”), the Fund’s investment adviser. The Board also considered the approval of the Fund’s subadvisory agreements (collectively, the
“Subadvisory Agreements”) between the Adviser and BlackRock
Investment Management, LLC, and the Adviser and BlackRock Asset
Management U.K. Limited (collectively, the “Subadvisers”). The Adviser and the Subadvisers are referred to herein as “BlackRock.” The Advisory
Agreement and the Subadvisory Agreements are referred to herein as the “Agreements.”

Activities and Composition of the Board

The Board of the Fund consists of fifteen individuals, twelve of whom are not “interested persons” of the Fund as defined in the Investment
Company Act of 1940, as amended (the “1940 Act”) (the “Independent
Trustees”). The Trustees are responsible for the oversight of the opera-
tions of the Fund and perform the various duties imposed on the direc-
tors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Trustee.
The Board established four standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee
and a Performance Oversight Committee, each of which is composed of, and chaired by Independent Trustees.

The Agreements

Upon the consummation of the combination of BlackRock’s investment management business with Merrill Lynch & Co., Inc.’s investment man-
agement business, including Merrill Lynch Investment Managers, L. ., and certain affiliates (the “Transaction”), the Fund entered into the
Advisory Agreement with an initial two-year term and the Adviser entered into the Subadvisory Agreements with the Subadvisers with an initial two-year term. Consistent with the 1940 Act, prior to the expiration of the Agreements’ respective initial two-year term, the Board is required to consider the continuation of the Fund’s Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Fund by the personnel of BlackRock and its affiliates, including investment management, administrative services, shareholder services, oversight of fund accounting and custody, marketing services and assis-
tance in meeting legal and regulatory requirements. The Board also received and assessed information regarding the services provided to the Fund by certain unaffiliated service providers.

Throughout the year, the Board, acting directly and through its commit-
tees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Fund’s Agreements, including the services and support provided to the Fund and its shareholders.
Among the matters the Board considered were: (a) investment perform-
ance for one, three and five years, as applicable, against peer funds, as well as senior management and portfolio managers’ analysis
of the reasons for underperformance, if applicable; (b) fees, including advisory, administration, if applicable, and other fees paid to BlackRock and its affiliates by the Fund, such as transfer agency fees and fees for marketing and distribution; (c) Fund operating expenses; (d) the resources devoted to and compliance reports relating to the Fund’s investment objective, policies and restrictions, (e) the Fund’s compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services pro-
vided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting guidelines approved by the Board; (i) the use of brokerage com-
missions and spread and execution quality; (j) valuation and liquidity procedures; and (k) periodic overview of BlackRock’s business, including
BlackRock’s response to the increasing scale of its business.

Board Considerations in Approving the Agreements

The Approval Process: At an in-person meeting held on April 10, 2008, the Board reviewed materials relating to its consideration of the Agree-
ments. At an in-person meeting held on June 5 – 6, 2008, the Fund’s
Board, including the Independent Trustees, unanimously approved the continuation of the Advisory Agreement between the Adviser and the
Fund for a one-year term ending June 30, 2009 and the Subadvisory
Agreement between the Adviser and BlackRock Investment Management,
LLC for a one-year term ending June 30, 2009, and the Subadvisory
Agreement between the Adviser and BlackRock Asset Management U.K.
Limited for a one-year term ending June 30, 2009. In considering the approval of the Agreements, the Board received and discussed various materials provided to it in advance of the April 10, 2008 meeting. As a result of the discussions that occurred during the April 10, 2008 meet-
ing, the Board requested and BlackRock provided additional informa-
tion, as detailed below, in advance of the June 5 – 6, 2008 Board meet-
ing. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment per-
formance of the Fund and BlackRock portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by
BlackRock and certain affiliates from the relationship with the Fund;
(d) economies of scale; and (e) other factors.

BLACKROCK EUROFUND

JUNE 30, 2008

25

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (continued)

Prior to the April 10, 2008 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist its deliberations.
These materials included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Fund fees and expenses, and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper (“Peers”); (b) information on the prof-
itability of the Agreements to BlackRock and certain affiliates, including their other relationships with the Fund, and a discussion of fall-out bene-
fits; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional and closed-
end funds, under similar investment mandates, as well as the perform-
ance of such other clients; (d) a report on economies of scale; (e) sales and redemption data regarding the Fund’s shares; and (f) an internal comparison of management fees classified by Lipper, if applicable. At the April 10, 2008 meeting, the Board requested and subsequently received from BlackRock (i) a comprehensive analysis of total expenses on a fund-by-fund basis; (ii) further analysis of investment performance;
(iii) further data regarding Fund profitability, Fund size and Fund fee levels;
and (iv) additional information on sales and redemptions.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valua-
tion and pricing of Fund portfolio holdings, allocation of Fund brokerage fees (including the benefits of “soft dollars”), and direct and indirect benefits to BlackRock and its affiliates from their relationship with the
Fund. The Board did not identify any particular information as control-
ling, and each Trustee may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services: The Board, including the
Independent Trustees, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance — both including and excluding the effects of the Fund’s fees and expenses — to the performance of a comparable group of mutual funds as classified by Lipper and the performance of at least one relevant index or combination of indices. The Board met with
BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Fund’s portfolio management team, BlackRock’s portfolio trading capabilities,
BlackRock’s use of technology, BlackRock’s commitment to compliance and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed BlackRock’s compensation structure with respect to the
Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the
Fund. BlackRock and its affiliates provide the Fund with certain adminis-
trative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In addi-
tion to investment advisory services, BlackRock and its affiliates provide the Fund with other services, including (i) preparing disclosure docu-
ments, such as the prospectus, the statement of additional information and shareholder reports; (ii) assisting with daily accounting and pricing;
(iii) overseeing and coordinating the activities of other service providers;
(iv) organizing Board meetings and preparing the materials for such
Board meetings; (v) providing legal and compliance support; and
(vi) performing other administrative functions necessary for the operation of the Fund, such as tax reporting and fulfilling regulatory filing require-
ments. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments.

B. The Investment Performance of the Fund and BlackRock: The Board,
including the Independent Trustees, also reviewed and considered the performance history of the Fund. In preparation for the April 10, 2008 meeting, the Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund’s per-
formance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the
Board received and reviewed information regarding the investment per-
formance of the Fund as compared to a representative group of similar

26 BLACKROCK EUROFUND

JUNE 30, 2008

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (continued)

funds as determined by Lipper and to all funds in the Fund’s applicable
Lipper category. The Board was provided with a description of the methodology used by Lipper to select the peer funds. The Board regular-
ly reviews the performance of the Fund throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

The Fund ranked in the third quartile on a net basis against its Lipper peer universe for each of the one, three and five-year periods ended
December 31, 2007. In considering the Advisory Agreement, the Board expressed its concern with the Fund’s third quartile performance. The
Board discussed the processes and the resources dedicated to the management of the Fund with BlackRock’s senior management and will continue to monitor the Fund’s performance. The Board noted that for each of the periods the Fund’s third quartile performance was close to its Lipper median.

C. Consideration of the Advisory Fees and the Cost of the Services
and Profits to be Realized by BlackRock and its Affiliates from the
Relationship with the Fund: The Board, including the Independent
Trustees, reviewed the Fund’s contractual advisory fee rates compared with the other funds in its Lipper category. It also compared the Fund’s total expenses to those of other comparable funds. The Board consid-
ered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provid-
ed the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by
BlackRock and certain affiliates that provide services to the Fund.
The Board reviewed BlackRock’s profitability with respect to the
Fund and each fund the Board currently oversees for the year ended
December 31, 2007 compared to aggregated profitability data provided for the year ended December 31, 2005.

In addition, the Board considered the cost of the services provided to the Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the manage-
ment of the Fund and concluded that there was a reasonable basis for the allocation. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality invest-
ment management personnel to perform its obligations under the
Agreements and to continue to provide the high quality of services that are expected by the Board.

The Board concluded that the Fund’s advisory fee structure was reason-
able and that it would continue to review fees in connection with future renewals of the Agreements.

D. Economies of Scale: The Board, including the Independent Trustees, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale. The Board, including the
Independent Trustees, considered whether the shareholders would benefit from economies of scale and whether there was potential for future realization of economies with respect to the Fund. The Board considered that the funds in the BlackRock fund complex share common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as stand-alone entities. The Board also considered the anticipated efficiencies in the processes of BlackRock’s overall operations as it continues to add personnel and commit capital to expand the scale of operations. The Board found, based on its review of comparable funds, that the Fund’s management fee is appropriate in light of the scale of the Fund.

E. Other Factors: The Board also took into account other ancillary or
“fall-out” benefits that BlackRock may derive from its relationship with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals that manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board also noted that BlackRock may use third party research obtained by soft dollars generated by transactions in the Fund to assist itself in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution throughout the year.

BLACKROCK EUROFUND

JUNE 30, 2008

27

Disclosure of Investment Advisory Agreement and Subadvisory Agreement (concluded)

Conclusion

The Board approved the continuation of the Advisory Agreement between the Adviser and the Fund for a one-year term ending June 30, 2009 and the Subadvisory Agreement between the Adviser and BlackRock
Investment Management, LLC for a one-year term ending June 30, 2009, and the Subadvisory Agreement between the Adviser and BlackRock
Asset Management U.K. Limited for a one-year term ending June 30,
2009. Based upon their evaluation of all these factors in their totality, the Board, including the Independent Trustees, was satisfied that the terms of the Agreements were fair and reasonable and in the best inter-
est of the Fund and the Fund’s shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together. The Independent Trustees were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Fund reflect the result of several years of review by the Trustees and predecessor Trustees, and discussions between the
Trustees (and predecessor Trustees) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Trustees’ conclusions may be based in part on their consideration of these arrangements in prior years.

28 BLACKROCK EUROFUND

JUNE 30, 2008

Officers and Trustees

Number of
BlackRock-
	Position(s)	Length of		Advised Funds
Name, Address	Held with	Time Served		and Portfolios	Public
and Year of Birth	Fund	as a Trustee[2]	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Non-Interested Trustees[1]

Robert M. Hernandez	Chairman of the	Since	Formerly Director, Vice Chairman and Chief Financial Officer of USX	37 Funds	ACE Limited
40 East 52nd Street	Board, Trustee	2007	Corporation (energy and steel business) from 1991 to 2001.	104 Portfolios	(insurance company);
New York, NY 10022	and Member				Eastman Chemical
1944	of the Audit				Company (chemical);
	Committee				RTI International
Metals, Inc. (metals);
TYCO Electronics
(electronics)

Fred G. Weiss	Vice Chairman	Since	Managing Director, FGW Associates (consulting and investment	37 Funds	Watson
40 East 52nd Street	of the Board,	2007	company) since 1997; Director, Michael J. Fox Foundation for	104 Portfolios	Pharmaceutical Inc.
New York, NY 10022	Chairman of the		Parkinson's Research since 2000; Formerly Director of BTG
1941	Audit Committee		International Plc (a global technology commercialization company)
	and Trustee		from 2001 to 2007.

James H. Bodurtha	Trustee	Since	Director, The China Business Group, Inc. (consulting firm) since 1996	37 Funds	None
40 East 52nd Street		2007	and formerly Executive Vice President thereof from 1996 to 2003;	104 Portfolios
New York, NY 10022			Chairman of the Board, Berkshire Holding Corporation since 1980.
1944

Bruce R. Bond	Trustee	Since	Formerly Trustee and Member of the Governance Committee, State	37 Funds	None
40 East 52nd Street		2007	Street Research Mutual Funds from 1997 to 2005; Formerly Board	104 Portfolios
New York, NY 10022			Member of Governance, Audit and Finance Committee, Avaya Inc.
1946			(computer equipment) from 2003 to 2007.

Donald W. Burton	Trustee	Since	Managing General Partner, The Burton Partnership, LP (an investment	37 Funds	Knology, Inc. (tele-
40 East 52nd Street		2007	partnership) since 1979; Managing General Partner, The South Atlantic	104 Portfolios	communications);
New York, NY 10022			Venture Funds since 1983; Member of the Investment Advisory Council		Capital Southwest
1944			of the Florida State Board of Administration from 2001 to 2007.		(financial)

Honorable	Trustee	Since	Partner and Head of International Practice, Covington and Burling	37 Funds	UPS Corporation
Stuart E. Eizenstat		2007	(law firm) since 2001; International Advisory Board Member, The Coca	104 Portfolios	(delivery service)
40 East 52nd Street			Cola Company since 2002; Advisory Board Member BT Americas
New York, NY 10022			(telecommunications) since 2004; Member of the Board of Directors,
1943			Chicago Climate Exchange (environmental) since 2006; Member of the
International Advisory Board GML (energy) since 2003.

Kenneth A. Froot	Trustee	Since	Professor, Harvard University since 1992.	37 Funds	None
40 East 52nd Street		2007		104 Portfolios
New York, NY 10022
1957

John F. O’Brien	Trustee	Since	Trustee, Woods Hole Oceanographic Institute since 2003; Formerly	37 Funds	Cabot Corporation
40 East 52nd Street		2007	Director, Allmerica Financial Corporation from 1995 to 2003; Formerly	104 Portfolios	(chemicals); LKQ
New York, NY 10022			Director, ABIOMED from 1989 to 2006; Formerly Director, Ameresco,		Corporation (auto
1943			Inc. (energy solutions company) from 2006 to 2007.		parts manufacturing);
TJX Companies, Inc.
(retailer)

Roberta Cooper Ramo	Trustee	Since	Shareholder, Modrall, Sperling, Roehl, Harris & Sisk, .A. (law firm)	37 Funds	None
40 East 52nd Street		2007	since 1993; Chairman of the Board, Cooper’s Inc., (retail) since 2000;	104 Portfolios
New York, NY 10022			Director of ECMC Group (service provider to students, schools and
1942			lenders) since 2001; President Elect, The American Law Institute,
(non-profit), 2007; Formerly President, American Bar Association from
1995 to 1996.

BLACKROCK EUROFUND

JUNE 30, 2008

29

Officers and Trustees (continued)

Number of
BlackRock-
	Position(s)	Length of		Advised Funds
Name, Address	Held with	Time Served		and Portfolios	Public
and Year of Birth	Fund	as a Trustee[2]	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Non-Interested Trustees[1] (concluded)

Jean Margo Reid	Trustee	Since	Self-employed consultant since 2001; Director and Secretary, SCB,	37 Funds	None
40 East 52nd Street		2004	Inc. (holding company) since 1998; Director and Secretary, SCB	104 Portfolios
New York, NY 10022			Partners, Inc. (holding company) since 2000; Formerly Director,
1945			Covenant House (non-profit) from 2001 to 2004.

David H. Walsh	Trustee	Since	Director, National Museum of Wildlife Art since 2007; Director,	37 Funds	None
40 East 52nd Street		2007	Ruckleshaus Institute and Haub School of Natural Resources at the	104 Portfolios
New York, NY 10022			University of Wyoming since 2006; Director, The American Museum
1941			of Fly Fishing since 1997; Formerly Consultant with Putnam Investments from 1993 to 2003; Formerly Director, The National Audubon Society
from 1998 to 2005.

Richard R. West	Trustee	Since	Dean Emeritus, New York University’s Leonard N. Stern School of	37 Funds	Bowne & Co., Inc.
40 East 52nd Street	and Member	1986	Business Administration since 1995.	104 Portfolios	(financial printers);
New York, NY 10022	of the Audit				Vornado Realty Trust
1938	Committee				(real estate company);
Alexander’s Inc.
(real estate company)

1 Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

2 Following the combination of Merrill Lynch Investment Managers, L. P. (“MLIM”) and BlackRock, Inc. (“BlackRock”) in September 2006, the various legacy MLIM and legacy BlackRock Fund boards were realigned and consolidated into three new Fund boards in 2007. As a result, although the chart shows certain trustees as joining the Fund’s board in 2007, each director/trustee first became a member of the board of directors/trustees of other legacy MLIM or legacy BlackRock Funds as follows: James H. Bodurtha since 1995; Bruce R. Bond since 2005; Donald W. Burton since 2002; Stuart E. Eizenstat since 2001; Kenneth A. Froot since 2005; Robert M. Hernandez since 1996; John F. O’Brien since 2004; Roberta Cooper Ramo since 2000; Jean Margo Reid since 2004; David H. Walsh since 2003; Fred G. Weiss since 1998; and Richard R. West since 1978.

30 BLACKROCK EUROFUND

JUNE 30, 2008

Officers and Trustees (continued)

Number of
BlackRock-
	Position(s)	Length of		Advised Funds
Name, Address	Held with	Time Served		and Portfolios	Public
and Year of Birth	Fund	as a Trustee	Principal Occupation(s) During Past 5 Years	Overseen	Directorships

Interested Trustees[1]

Richard S. Davis	Fund President	Since	Managing Director, BlackRock, Inc. since 2005; Formerly Chief	185 Funds	None
40 East 52nd Street	and Trustee	2007	Executive Officer, State Street Research & Management Company	295 Portfolios
New York, NY 10022			from 2000 to 2005; Formerly Chairman of the Board of Trustees,
1945			State Street Research Mutual Funds from 2000 to 2005; Formerly
Chairman, SSR Realty from 2000 to 2004.

Laurence D. Fink	Trustee	Since	Chairman and Chief Executive Officer of BlackRock, Inc. since its	37 Funds	None
40 East 52nd Street		2007	formation in 1998 and of BlackRock, Inc.’s predecessor entities since	104 Portfolios
New York, NY 10022			1988 and Chairman of the Executive and Management Committees;
1952			Formerly Managing Director, The First Boston Corporation, Member of
its Management Committee, Co-head of its Taxable Fixed Income
Division and Head of its Mortgage and Real Estate Products Group;
Chairman of the Board of several of BlackRock’s alternative investment vehicles; Director of several of BlackRock’s offshore funds; Member of the Board of Trustees of New York University, Chair of the Financial Affairs
Committee and a member of the Executive Committee, the Ad Hoc
Committee on Board Governance, and the Committee on Trustees;
Co-Chairman of the NYU Hospitals Center Board of Trustees, Chairman
of the Development/Trustee Stewardship Committee and Chairman of
the Finance Committee; Trustee, The Boys’ Club of New York.

Henry Gabbay	Trustee	Since	Consultant, BlackRock, Inc. since 2007; Formerly Managing Director,	184 Funds	None
40 East 52nd Street		2007	BlackRock, Inc. from 1989 to 2007; Formerly Chief Administrative	294 Portfolios
New York, NY 10022			Officer, BlackRock Advisors, LLC from 1998 to 2007; Formerly President
1947			of BlackRock Funds and BlackRock Bond Allocation Target Shares from
2005 to 2007 and Treasurer of certain closed-end funds in the
BlackRock fund complex from 1989 to 2006.

1 Messrs. Davis, Fink and Gabbay are all “interested persons,” as defined in the Investment Company Act of 1940, of the Fund based on their positions with BlackRock, Inc. and its affiliates. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.

BLACKROCK EUROFUND

JUNE 30, 2008

31

Officers and Trustees (concluded)

Position(s)
Name, Address	Held with	Length of
and Year of Birth	Fund	Time Served	Principal Occupation(s) During Past 5 Years

Fund Officers[1]

Donald C. Burke	Chief	Since	Managing Director of BlackRock, Inc. since 2006; Formerly Managing Director of Merrill Lynch Investment
40 East 52nd Street	Executive	2007	Managers, LP	(“MLIM”) and Fund Asset Management, L P(“FAM”) in 2006; First Vice President thereof from
New York, NY 10022	Officer		1997 to 2005; Treasurer thereof from 1999 to 2006 and Vice President thereof from 1990 to 1997.
1960

Anne F. Ackerley	Vice	Since	Managing Director of BlackRock, Inc. since 2000; Chief Operating Officer of BlackRock’s U.S. Retail Group since
40 East 52nd Street	President	2007	2006; Head of BlackRock’s Mutual Fund Group from 2000 to 2006; Merrill Lynch & Co., Inc. from 1984 to 1986
New York, NY 10022			and from 1988 to 2000, most recently as First Vice President and Operating Officer of the Mergers and
1962			Acquisitions Group.

Neal J. Andrews	Chief	Since	Managing Director of BlackRock, Inc. since 2006; Formerly Senior Vice President and Line of Business Head of
40 East 52nd Street	Financial	2007	Fund Accounting and Administration at PFPC Inc. from 1992 to 2006.
New York, NY 10022	Officer
1966

Jay M. Fife	Treasurer	Since	Managing Director of BlackRock, Inc. since 2007 and Director in 2006; Formerly Assistant Treasurer of the
40 East 52nd Street		2007	MLIM/FAM advised funds from 2005 to 2006; Director of MLIM Fund Services Group from 2001 to 2006.
New York, NY 10022
1970

Brian P. Kindelan	Chief	Since	Chief Compliance Officer of the BlackRock-advised Funds since 2007; Anti-Money Laundering Officer of the
40 East 52nd Street	Compliance	2007	BlackRock-advised Funds since 2007; Managing Director and Senior Counsel of BlackRock, Inc. since 2005;
New York, NY 10022	Officer of		Director and Senior Counsel of BlackRock Advisors, Inc. from 2001 to 2004 and Vice President and Senior
1959	the Fund		Counsel thereof from 1998 to 2000; Formerly Senior Counsel of The PNC Bank Corp. from 1995 to 1998.

Howard Surloff	Secretary	Since	Managing Director of BlackRock, Inc. and General Counsel of U.S. Funds at BlackRock, Inc. since 2006; Formerly
40 East 52nd Street		2007	General Counsel (U.S.) of Goldman Sachs Asset Management, L from 1993 to 2006.
New York, NY 10022
1965

[1] Officers of the Fund serve at the pleasure of the Board of Trustees.

Further information about the Fund’s Officers and Trustees is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling (800) 441-7762.

Custodian		Transfer Agent	Accounting Agent	Independent Registered	Legal Counsel
Brown Brother Harriman & Co.		PNC Global Investment	State Street Bank and	Public Accounting Firm	Willkie Farr & Gallagher LLP
Boston, MA 02109		Servicing (U.S.) Inc.	Trust Company	Deloitte & Touche LLP	New York, NY 10019
		Wilmington, DE 19809	Princeton, NJ 08540	Princeton, NJ 08540

32 BLACKROCK EUROFUND

JUNE 30, 2008

Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following infor-
mation is provided to help you understand what personal information
BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on appli-
cations, forms or other documents; (ii) information about your trans-
actions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-
public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including proce-
dures relating to the proper storage and disposal of such information.

Availability of Additional Information

Electronic copies of most financial reports and prospectuses are available on the Fund’s website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund’s electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisors, Banks or
Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1) Access the BlackRock website at
http://www.blackrock.com/edelivery

2) Click on the applicable link and follow the steps to sign up

3) Log into your account

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and it is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Fund at (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available
(1) without charge, upon request, by calling toll-free (800) 441-7762;
(2) at www.blackrock.com; and (3) on the Securities and Exchange
Commission’s (the “SEC”) website at http://www.sec.gov.

BLACKROCK EUROFUND

JUNE 30, 2008

33

Additional Information (concluded)

Availability of Additional Information (concluded)

Availability of Proxy Voting Record

Information about how the Fund votes proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at
www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s
Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference
Room may be obtained by calling (800) SEC-0330. The Fund’s Forms
N-Q may also be obtained upon request and without charge by calling
(800) 441-7762.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST to get infor-
mation about your account balances, recent transactions and share prices. You can also reach us on the Web at www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional,
Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

34 BLACKROCK EUROFUND

JUNE 30, 2008

A World-Class Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing.

Equity Funds

BlackRock All-Cap Global Resources Portfolio	BlackRock Global Opportunities Portfolio	BlackRock Mid-Cap Growth Equity Portfolio
BlackRock Asset Allocation Portfolio†	BlackRock Global Resources Portfolio	BlackRock Mid-Cap Value Equity Portfolio
BlackRock Aurora Portfolio	BlackRock Global Science & Technology	BlackRock Mid Cap Value Opportunities Fund
BlackRock Balanced Capital Fund†	Opportunities Portfolio	BlackRock Natural Resources Trust
BlackRock Basic Value Fund	BlackRock Global SmallCap Fund	BlackRock Pacific Fund
BlackRock Capital Appreciation Portfolio	BlackRock Health Sciences Opportunities Portfolio*	BlackRock Small Cap Core Equity Portfolio
BlackRock Equity Dividend Fund	BlackRock Healthcare Fund	BlackRock Small Cap Growth Equity Portfolio
BlackRock EuroFund	BlackRock Index Equity Portfolio*	BlackRock Small Cap Growth Fund II
BlackRock Focus Growth Fund	BlackRock International Fund	BlackRock Small Cap Index Fund
BlackRock Focus Value Fund	BlackRock International Index Fund	BlackRock Small Cap Value Equity Portfolio*
BlackRock Fundamental Growth Fund	BlackRock International Opportunities Portfolio	BlackRock Small/Mid-Cap Growth Portfolio
BlackRock Global Allocation Fund†	BlackRock International Value Fund	BlackRock S&P 500 Index Fund
BlackRock Global Dynamic Equity Fund	BlackRock Large Cap Core Fund	BlackRock Technology Fund
BlackRock Global Emerging Markets Fund	BlackRock Large Cap Growth Fund	BlackRock U.S. Opportunities Portfolio
BlackRock Global Financial Services Fund	BlackRock Large Cap Value Fund	BlackRock Utilities and Telecommunications Fund
BlackRock Global Growth Fund	BlackRock Latin America Fund	BlackRock Value Opportunities Fund

Fixed Income Funds

BlackRock Commodity Strategies Fund	BlackRock Income Builder Portfolio	BlackRock Managed Income Portfolio
BlackRock Emerging Market Debt Portfolio	BlackRock Inflation Protected Bond Portfolio	BlackRock Short-Term Bond Fund
BlackRock Enhanced Income Portfolio	BlackRock Intermediate Bond Portfolio II	BlackRock Strategic Income Portfolio
BlackRock GNMA Portfolio	BlackRock Intermediate Government	BlackRock Total Return Fund
BlackRock Government Income Portfolio	Bond Portfolio	BlackRock Total Return Portfolio II
BlackRock High Income Fund	BlackRock International Bond Portfolio	BlackRock World Income Fund
BlackRock High Yield Bond Portfolio	BlackRock Long Duration Bond Portfolio
BlackRock Income Portfolio	BlackRock Low Duration Bond Portfolio

Municipal Bond Funds

BlackRock AMT-Free Municipal Bond Portfolio	BlackRock Intermediate Municipal Fund	BlackRock New York Municipal Bond Fund
BlackRock California Insured Municipal Bond Fund	BlackRock Kentucky Municipal Bond Portfolio	BlackRock Ohio Municipal Bond Portfolio
BlackRock Delaware Municipal Bond Portfolio	BlackRock Municipal Insured Fund	BlackRock Pennsylvania Municipal Bond Fund
BlackRock Florida Municipal Bond Fund	BlackRock National Municipal Fund	BlackRock Short-Term Municipal Fund
BlackRock High Yield Municipal Fund	BlackRock New Jersey Municipal Bond Fund

Target Risk & Target Date Funds

BlackRock Prepared Portfolios	BlackRock Lifecycle Prepared Portfolios
Conservative Prepared Portfolio	Prepared Portfolio 2010	Prepared Portfolio 2030
Moderate Prepared Portfolio	Prepared Portfolio 2015	Prepared Portfolio 2035
Growth Prepared Portfolio	Prepared Portfolio 2020	Prepared Portfolio 2040
Aggressive Growth Prepared Portfolio	Prepared Portfolio 2025	Prepared Portfolio 2045
Prepared Portfolio 2050
* See the prospectus for information on specific limitations on investments in the fund.
† Mixed asset fund.

BlackRock mutual funds are distributed by BlackRock Distributors, Inc. and certain funds are also distributed by FAM Distributors, Inc. You should consider the investment objectives, risks, charges and expenses of the funds under consideration carefully before investing. Each fund’s prospectus contains this and other information and is available at www.blackrock.com or by calling (800) 882-0052 or from your financial advisor. The prospectus should be read carefully before investing.

BLACKROCK EUROFUND

JUNE 30, 2008

35

This report is not authorized for use as an offer of sale or a solicita-
tion of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance
results shown in this report should not be considered a representa-
tion of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other informa-
tion herein are as dated and are subject to change.

Investment in foreign securities involves special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity and the possibility of substantial volatility due to adverse political, economic or other developments.

BlackRock EuroFund
100 Bellevue Parkway
Wilmington, DE 19809

#10477-06/08

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. During the period covered by this report, there have been no amendments to or waivers granted under the code of ethics. A copy of the code of ethics is available without charge at www.blackrock.com.

Item 3 – Audit Committee Financial Expert – The registrant's board of directors or trustees, as applicable (the “board of directors”) has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:
Ronald W. Forbes (term ended, effective November 1, 2007)
Robert M. Hernandez (term began, effective November 1, 2007)
Fred G. Weiss (term began, effective November 1, 2007)
Richard R. West

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.

Item 4 – Principal Accountant Fees and Services

	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees[3]

	Current	Previous	Current	Previous	Current	Previous	Current	Previous
	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year	Fiscal Year
Entity Name	End	End	End	End	End	End	End	End

BlackRock	$33,000	$38,100	$0	$0	$6,100	$6,100	$1,049	$1,042
EuroFund

1 The nature of the services include assurance and related services reasonably related to the performance of the audit of financial statements not included in Audit Fees.
2 The nature of the services include tax compliance, tax advice and tax planning.
3 The nature of the services include a review of compliance procedures and attestation thereto.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee (the “Committee”) has adopted policies and procedures with regard to the pre-approval of services. Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-
approval by the Committee. The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the registrant’s affiliated service providers that relate directly to the operations and the financial reporting of the registrant. Certain of these non-audit services that the Committee believes are a) consistent with the SEC’s auditor independence rules and b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the
Committee without consideration on a specific case-by-case basis (“general pre-approval”).
The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period. Tax or other non-audit services provided to the registrant which have a direct impact on the operation or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 for all of the registrants the
Committee oversees. For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.
Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-
approval (e.g., unanticipated but permissible services). The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting. At this meeting, an analysis of such services is presented to the Committee for ratification. The Committee may delegate to one or more of its members the authority approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2) None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) Affiliates’ Aggregate Non-Audit Fees:

	Current Fiscal Year	Previous Fiscal Year
Entity Name	End	End

BlackRock EuroFund	$294,649	$516,642

(h) The registrant’s audit committee has considered and determined that the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any non-affiliated sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by the registrant’s investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Regulation S-X Rule 2-01(c)(7)(ii) – $287,500, 0%

Item 5 – Audit Committee of Listed Registrants – Not Applicable

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – See Item 2

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock EuroFund

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock EuroFund

Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock EuroFund

Date: August 22, 2008

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock EuroFund

Date: August 22, 2008